Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade and other receivable

	December 31, 2017	December 31, 2016
	$M	$M
Non-current Assets
Derivative financial instruments	0.3	0.3
	0.3	0.3
Current Assets
Trade receivables	54.0	40.5
Amounts owed by joint ventures and associates	1.8	2.8
Other receivables	4.2	3.1
Prepayments and accrued income	10.5	9.4
Derivative financial instruments	2.1	1.8
	72.6	57.6

Schedule of movements in provision for impairment of trade receivable and amounts owed by joint ventures and associates
Movements in the provision for impairment of trade receivables and amounts owed by joint ventures and associates were as follows:

	2017	2016
	$M	$M
At January 1	2.1	4.8
Charge in the year	2.7	1.3
Utilized in the year	(0.8)	(3.6)
Exchange difference	0.1	(0.4)
At December 31	4.1	2.1